LOAN SERVICING	12 Months Ended
Dec. 31, 2013
LOAN SERVICING [Abstract]
LOAN SERVICING
NOTE 8 — LOAN SERVICING

Mortgage loans serviced for others are not included in the accompanying Consolidated Balance Sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2013	2012
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$154	$235
FNMA	150,670	127,677
Other investors	10,717	8,294
	$161,541	$136,206

Custodial balances maintained in connection with the foregoing loan servicing totaled approximately $1.7 million and $2.8 million and are included as deposits at December 31, 2013 and 2012, respectively. Net servicing revenue/(loss) on mortgage loans serviced for others was $338,000 and $(66,000) for the years ended December 31, 2013 and 2012, respectively.